DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for the Dreyfus Premier State Municipal Bond Fund--Connecticut Series for the six-month reporting period ended October 31, 1998, as shown in the following table:

                                                                                                       ANNUALIZED

                                                                         TOTAL RETURN*             DISTRIBUTION RATE**

                                                                         ___________                  _______________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.63%                           4.73%

        Class B shares . . . . . . . . . . . . . . . . . . . .              4.27%                           4.44%

        Class C shares . . . . . . . . . . . . . . . . . . . .              4.15%                           4.19%


ECONOMIC REVIEW

  In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

  The general fixed-income markets have traded off in a downward-spiked pattern since appreciating dramatically and topping in mid October. Market participants have been greatly influenced by the overall trend to perceived safer securities (mainly Treasury notes and bonds) incited by the Asian economic crisis. This crisis has prompted notions of domestic economic contraction, creating the perception that bonds whose credit quality is dependent on the business cycle are vulnerable. Therefore, many securities, such as corporate, mortgage, asset backed, or project related bonds, have traded off in this period. Currently, the expectation is that the interest rate spreads of these types of securities and Treasuries will remain wide. Additionally, the recent exaggerated nature of short-term price performance (both up and down) was greatly influenced by the financial problems of leveraged hedge funds and the quick response by the
Federal Reserve. The municipal market focused on these trends and its participants initially benefited from the same direction, though not to the same level of appreciation, as the Treasury bond markets. Correspondingly, in the recent market price decline, municipals outperformed Treasuries, maintaining more of their value.

PORTFOLIO OVERVIEW

  In the past, your Fund has been a responder to the supply and demand pressure dynamic of the tax-exempt bond market. New issuance, usually our primary concern, was replaced by the fundamental concerns of interest rate trends and the previously mentioned widening of interest rate levels among different
classes    of    bonds.

  As a protective measure, some high-quality, highly liquid securities were added to your Fund. Bonds that could erode in price due to the current market sentiment were replaced. Likewise, bonds with short call features on premium-priced positions that bring prices down with the passing of time were traded. These exchanges were accomplished at a modest change in yield in most circumstances. This new balance leaves many defensive securities in the portfolio, which is appropriate in a scenario where recent Fed rate cuts have primarily enhanced the value of the equity markets and not the bond market. However, if there is another upward price rally in fixed income, the newly added bonds will participate.

  Included in this report is a series of detailed financial statements, which outline the Fund' s current holdings and its financial condition. We hope that you find them informative.

               Very truly yours,


               [Richard J. Moynihan signature logo]



               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Connecticut residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--97.8%                                                             Amount            Value
-------------------------------------------------------                                        ______________    ______________
Connecticut--77.7%

Connecticut:

   5%, 3/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     70,000      $     73,054

   6.1452%, 3/15/2012 (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,436,300

   5%, 8/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             35,000            36,461

   6.1452%, 8/1/2012 (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,900,000         6,392,650

   5.50%, 5/15/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,135,000

   5.50%, 5/15/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,188,670

   5.25%,  3/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,195,800

   Special Tax Obligation Revenue (Transportation Infrastructure):

       Refunding 5.375%, 9/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,741,950

       7.125%, 6/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,400,000         4,251,020

       6.75%, 6/1/2011 (Prerefunded 6/1/2003) (c)  . . . . . . . . . . . . . . . . . . . .          8,500,000         9,570,660

Connecticut Development Authority, Revenue:

  First Mortgage Gross:

       (Elim Park Baptist Home Inc. Project) 9%, 12/1/2020 (Prerefunded 12/1/1999) (c) . .          3,565,000         3,888,203

       Refunding (Health Care Project, Church Homes Inc.):

          5.70%, 4/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,240,000         1,285,396

          5.80%,4/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,112,680

       Refunding (Health Care Project, Elim Park Baptist Home) 5.375%, 12/1/2018 . . . . .          2,300,000         2,310,373

   Health Care (Jerome Home Project) 8%, 11/1/2019 (Prerefunded 11/1/1999) (c) . . . . . .             35,000            37,344

   Life Care Facilities (Seabury Project):

       Refunding 8.75%, 9/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,625,000         1,755,715

       10%, 9/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,175,000        12,185,332

   Pollution Control, Refunding (Light and Power) 5.85%, 9/1/2028  . . . . . . . . . . . .         10,150,000        10,217,701

   Water Facilities (Bridgeport Hydraulic) 6.15%, 4/1/2035 . . . . . . . . . . . . . . . .          2,750,000         3,002,313

Connecticut Health and Educational Facilities Authority, Revenue:

   (Bridgeport Hospital) 6.625%, 7/1/2018 (Insured; MBIA)  . . . . . . . . . . . . . . . .            700,000           770,777

   (Greenwich Academy) 5.75%, 3/1/2026 (Insured; FSA)  . . . . . . . . . . . . . . . . . .          3,130,000         3,367,504

   (Greenwich Hospital) 5.80%, 7/1/2026 (Insured; MBIA)  . . . . . . . . . . . . . . . . .          9,365,000        10,055,762

   (Hartford University):

       6.75%, 7/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,724,070

       6.80%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,500,000         9,034,735

   (Johnson Evergreen Corp.) 8.50%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,907,115

   (Loomis Chaffee School Project):

       6%, 7/1/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            715,000           779,243

       6%, 7/1/2025 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,102,020

   (Middlesex Hospital)

       6.25%, 7/1/2022 (Insured; MBIA) (Prerefunded 7/1/2002) (c)  . . . . . . . . . . . .          3,500,000         3,871,595

   (New Britain General Hospital) 6.125%, 7/1/2014 (Insured; AMBAC)  . . . . . . . . . . .          1,000,000         1,107,400

   (New Britain Memorial Hospital) 7.75%, 7/1/2022 (Prerefunded 7/1/2002) . . . . . . . . .        16,000,000        18,426,080

   (Norwalk Hospital) 6.25%, 7/1/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . .          3,860,000         4,215,313

   (Quinnipiac College) 6%, 7/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,545,000         6,827,024

   (Refunding-Connecticut College) 5.50%, 7/1/2027 (Insured; MBIA) . . . . . . . . . . . .          2,500,000         2,656,425

   (Refunding-Hospital for Special Care) 5.375%, 7/1/2017  . . . . . . . . . . . . . . . .          4,430,000         4,492,153

   (Refunding-Nursing Home Program - 3030 Park Fairfield Health Center Project)

       6.25%, 11/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,791,350

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount           Value
-------------------------------------------------------                                        ______________    ______________

Connecticut (continued)

Connecticut Health and Educational Facilities Authority, Revenue (continued):

  (Sacred Heart University):

       6.50%, 7/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     2,000,000   $     2,183,540

       6.125%, 7/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,071,970

       6.625%, 7/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,298,710

   (Trinity College) 5.875%, 7/1/2026 (Insured; MBIA)  . . . . . . . . . . . . . . . . . .          2,500,000         2,707,825

   (University of New Haven):

       6.625%, 7/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,050,000         4,443,822

       6.70%, 7/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,605,000         9,424,798

   (William W. Backus Hospital) 5.75%, 7/1/2027 (Insured; AMBAC) . . . . . . . . . . . . .          2,500,000         2,680,125

   (Windham Community Memorial Hospital):

       5.75%, 7/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,027,030

       6%, 7/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,048,390

   (Yale, New Haven Hospital) 5.70%, 7/1/2025 (Insured; MBIA)  . . . . . . . . . . . . . .          7,970,000         8,452,663

Connecticut Housing Finance Authority (Housing Mortgage Finance Program):

   7.20%, 11/15/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,205,000         5,482,374

   6.20%, 5/15/2012 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,068,810

   6.40%, 5/15/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            485,000           521,210

   6.125%, 5/15/2018 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,655,000         1,783,643

   6.45%, 5/15/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,434,700

   6.70%, 11/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,655,000        18,949,112

   6.75%, 11/15/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,010,000         5,449,577

   6.30%,  5/15/2024 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .            900,000           957,591

   5.45%, 11/15/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,805,000         5,919,533

   6%, Series G, 11/15/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,241,320

   6%, Subseries F-2, 11/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,980,000         5,280,443

   5.85%, Subseries B-2, 11/15/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,523,400

   5.85%, Subseries C-2, 11/15/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,535,000         6,877,042

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue

  (Wheelabrator Lisbon Project):

       5.50%, 1/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,046,900

       5.50%, 1/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,380,000         9,321,187

Greenwich Housing Authority, MFHR (Greenwich Close)

   6.25%, 9/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,840,000         5,010,320

New Haven  7.40%, 8/15/2011 (Prerefunded 8/15/2001) (c). . . . . . . . . . . . . . . . . .          1,500,000         1,676,295

Sprague, Environmental Improvement Revenue

   (International Paper Company Project) 5.70%, 10/1/2021  . . . . . . . . . . . . . . . .          1,350,000         1,397,102

Stamford 6.60%, 1/15/2010. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,750,000         3,330,883

U. S. Related--20.1%

Commonwealth of Puerto Rico (Public Improvement):

   Refunding Zero Coupon, 7/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,800,000         1,516,884

   6.80%, 7/1/2021 (Prerefunded 7/1/2002) (c)  . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,742,560

Puerto Rico Aqueduct and Sewer Authority, Revenue

   6%, 7/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,250,000         8,205,695

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount           Value
-------------------------------------------------------                                        ______________    ______________

U. S. Related (continued)

Puerto Rico Electric Power Authority, Power Revenue:

   5%, 7/1/2012 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     50,000     $      52,363

   6.2027%, 7/1/2012 (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,189,040

   7%, 7/1/2021 (Prerefunded 7/1/2001) (c) . . . . . . . . . . . . . . . . . . . . . . . .          5,775,000         6,393,098

Puerto Rico Highway and Transportation Authority, Highway Revenue:

   6.2065%, 7/1/2010 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,200,000         3,596,000

   Refunding 6.25%, 7/1/2015 (Insured, MBIA) . . . . . . . . . . . . . . . . . . . . . . .          3,650,000         4,305,540

   6.625%, 7/1/2018 (Prerefunded 7/1/2002) (c) . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,589,300

   5.50%, 7/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,658,585

   5.50%, 7/1/2036 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,373,100

Puerto Rico Industrial Development Company, General Purpose Revenue

   5.375%, 7/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,250,000         4,378,478

Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
Financing

   Authority, Revenue (Motorola Inc. Project) 6.75%, 1/1/2014  . . . . . . . . . . . . . .          2,000,000         2,201,060

Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control
Facilities

  Financing Authority, Industrial Revenue (Teachers Retirement System)

       5.50%, 7/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,150,000         1,229,511

       5.50%, 7/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,800,000         1,878,732

Puerto Rico Ports Authority, Special Facilities Revenue (American Airlines):

   6.30%, 6/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,136,320

   6.25%, 6/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,250,000         3,508,700

University of Puerto Rico, University Revenue

   5.50%, 6/1/2015 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,321,800

Virgin Islands Public Financing Authority, Revenue, Refunding Fund Loan Notes

   5.50%, 10/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,108,780

Virgin Islands Water and Power Authority, Refunding (Electric Systems)

   5.30%, 7/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,027,090

   5.30%, 7/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,012,819

                                                                                                                _______________

TOTAL INVESTMENTS

   (cost $344,055,450) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                97.8%      $371,980,958

                                                                                                      _______   _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2.2%    $    8,518,248

                                                                                                      _______   _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%       $380,499,206

                                                                                                      _______   _______________


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

FSA         Financial Security Assurance                                          Insurance Corporation

                                                                    MFHR        Multi-Family Housing Revenue




Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

______                             _______                           ________________                _________________

AAA                                Aaa                               AAA                                  24.8%

AA                                 Aa                                AA                                   24.7

A                                  A                                 A                                     6.2

BBB                                Baa                               BBB                                  24.6

BB                                 Ba                                BB                                    3.5

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                        16.2

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______




Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Inverse   floater   security--the  interest  rate  is  subject  to  change
    periodically.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $14,017,990 or 3.7% of net assets.

(c) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                     Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $344,055,450      $371,980,958

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,590,303

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            7,357,243

                                 Receivable for shares of Beneficial Interest subscribed . .                             55,769

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               13,107

                                                                                                                _______________

                                                                                                                    380,997,380

                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              178,108

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                              109,999

                                 Payable for shares of Beneficial Interest redeemed  . . .                              163,576

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               46,491

                                                                                                                _______________

                                                                                                                        498,174

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $380,499,206

                                                                                                                _______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $347,866,989

                                 Accumulated net realized gain (loss) on investments . . .                            4,706,709

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           27,925,508

                                                                                                                _______________


 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $380,499,206

                                                                                                                _______________

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                               Class A            Class B           Class C
                                                                           ______________      ______________   _______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $313,402,082       $  63,337,585    $    3,759,539

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .         25,114,084           5,078,052           301,700

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $12.48              $12.47            $12.46

                                                                                  _______             _______           _______







                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                 $11,167,713

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $  1,046,540

                                 Shareholder servicing costs--Note 3(c)  . . . . .              582,141

                                 Distribution fees--Note 3(b)  . . . . . . . . . .              165,162

                                 Custodian fees  . . . . . . . . . . . . . . . . .               19,558

                                 Professional fees . . . . . . . . . . . . . . . .               17,944

                                 Prospectus and shareholders' reports  . . . . . .                8,745

                                 Registration fees . . . . . . . . . . . . . . . .                6,126

                                 Trustees' fees and expenses--Note 3(d)  . . . . .                2,188

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  556

                                                                                          _____________

                                        Total Expenses . . . . . . . . . . . . . .                                   1,848,960

                                                                                                                  ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   9,318,753

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .         $  3,056,026

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .            4,444,446

                                                                                          _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                   7,500,472

                                                                                                                  ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                 $16,819,225

                                                                                                                  ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended

                                                                                           October 31, 1998        Year Ended

                                                                                             (Unaudited)         April 30, 1998
                                                                                           _______________       ______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $   9,318,753        $  18,823,061

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             3,056,026            3,176,373

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .             4,444,446           11,604,963

                                                                                           _______________      _______________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .            16,819,225           33,604,397

                                                                                           _______________      _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (7,884,220)         (16,101,734)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,368,439)          (2,649,172)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (66,094)             (72,155)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                 (1,321,109)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                   (244,976)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                     (6,879)

                                                                                           _______________  _______________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (9,318,753)         (20,396,025)

                                                                                           _______________      _______________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            17,441,539           21,594,769

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,662,277            8,684,633

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,166,402            1,511,235

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,388,411            9,814,988

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               903,574            1,966,785

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                41,614               63,983

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (25,018,892)         (46,147,107)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,737,544)          (7,966,201)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (90,491)            (321,953)

                                                                                           _______________      _______________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .               756,890          (10,798,868)

                                                                                           _______________      _______________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             8,257,362            2,409,504

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           372,241,844          369,832,340

                                                                                           _______________      _______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $380,499,206         $372,241,844

                                                                                           _______________      _______________






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                        Shares
                                                                                           ________________________________

                                                                                         Six Months Ended

                                                                                         October 31, 1998      Year Ended

                                                                                           (Unaudited)       April 30, 1998
                                                                                         _______________      _______________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,409,131            1,763,416

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         353,183              803,357

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (2,018,063)          (3,782,366)

                                                                                            ____________         ____________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .        (255,749)          (1,215,593)

                                                                                            ____________         ____________


  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         455,854              711,405

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          72,755              161,021

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (301,903)            (653,330)

                                                                                            ____________         ____________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         226,706              219,096

                                                                                            ____________         ____________


  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          94,171              123,431

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           3,354                5,239

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (7,310)             (26,584)

                                                                                            ____________         ____________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          90,215              102,086

                                                                                            ____________         ____________











                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class A Shares
                                                       _________________________________________________________________________

                                               Six Months Ended
                                               October 31, 1998                       Year Ended April 30,
                                                                     _______________________________________________________

PER SHARE DATA:                                      (Unaudited)     1998        1997         1996          1995         1994

                                                     __________    _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $12.23       $11.81       $11.90       $11.76        $11.81       $12.26

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .31          .62          .64          .66           .67          .68

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .25          .47          .16          .14          (.05)        (.42)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .56         1.09          .80          .80           .62          .26

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.31)        (.62)        (.64)        (.66)         (.67)        (.68)

   Dividends from net realized gain on investments . .     --         (.05)        (.25)          --            --         (.03)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.31)        (.67)        (.89)        (.66)         (.67)        (.71)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $12.48       $12.23       $11.81       $11.90        $11.76       $11.81

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       9.18%(2)     9.44%        6.84%        6.85%         5.47%        1.92%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .        .88%(2)      .90%         .93%         .92%          .89%         .80%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       4.99%(2)     5.12%        5.32%        5.45%         5.77%        5.44%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .09%

   Portfolio Turnover Rate . . . . . . . . . . . .       9.17%(3)    33.31%       30.66%       28.83%        10.48%       10.83%

   Net Assets, end of period (000's Omitted) . . .   $313,402     $310,343     $313,881     $321,559      $335,964     $364,182

---------------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                    Class B Shares
                                                       _________________________________________________________________________

                                                 Six Months Ended
                                                 October 31, 1998                       Year Ended April 30,
                                                                     _______________________________________________________

PER SHARE DATA:                                      (Unaudited)     1998        1997         1996          1995         1994

                                                     __________    _______      _______      _______       _______      _______

   Net asset value, beginning of period  . . . . .     $12.23       $11.80       $11.89       $11.76        $11.80       $12.26

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .28          .56          .57          .60           .61          .61

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .24          .48          .16          .13          (.04)        (.43)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .52         1.04          .73          .73           .57          .18

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.28)        (.56)        (.57)        (.60)         (.61)        (.61)

   Dividends from net realized gain on investments . .     --         (.05)        (.25)          --            --         (.03)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.28)        (.61)        (.82)        (.60)         (.61)        (.64)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $12.47       $12.23       $11.80       $11.89        $11.76       $11.80

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       8.47%(2)     8.97%        6.28%        6.20%         4.99%        1.26%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.40%(2)     1.42%        1.45%        1.44%         1.41%        1.36%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       4.46%(2)     4.59%        4.79%        4.92%         5.21%        4.78%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .        --            --           --           --           .01%         .08%

   Portfolio Turnover Rate . . . . . . . . . . . .       9.17%(3)    33.31%       30.66%       28.83%        10.48%      (10.83%)

   Net Assets, end of period (000's Omitted) . . .    $63,338      $59,315      $54,661      $38,838       $35,425      $32,246

---------------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                              Class C Shares
                                                                              ________________________________________________

                                                                           Six Months Ended

                                                                           October 31, 1998         Year Ended April 30,

                                                                                              _______________________________

PER SHARE DATA:                                                              (Unaudited)    1998         1997        1996(1)

                                                                             _________     ______       ______        ______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .    $12.22       $11.79       $11.89        $11.84

                                                                             _______       ______       ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .      .26           .53          .54           .40

   Net realized and unrealized gain (loss) on investments  . . . . . . . .      .24           .48          .15           .05

                                                                            _______        ______       ______        ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .      .50          1.01          .69           .45

                                                                            _______        ______       ______        ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .     (.26)         (.53)        (.54)         (.40)

   Dividends from net realized gain on investments . . . . . . . . . . . .       --          (.05)        (.25)           --

                                                                            _______        ______       ______        ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .    (.26)         (.58)        (.79)         (.40)

                                                                            _______        ______       ______        ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $12.46        $12.22       $11.79        $11.89

                                                                            _______        ______       ______        ______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .     8.23%(3)      8.68%        5.93%         5.31%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .     1.64%(3)      1.68%        1.70%         1.64%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .     4.19%(3)      4.29%        4.56%         4.31%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .     9.17%(4)     33.31%       30.66%        28.83%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .   $3,760        $2,583       $1,290        $1,007

---------------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified, open-end management investment company, and operates as a series company currently offering thirteen series including the Connecticut Series (the "Fund")
 . The Fund' s investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $3,392 during the period ended October 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Funds' average daily net assets and is payable monthly.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $7,391 during the period ended October 31, 1998 from commissions earned on sales of the Fund's shares.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing the Fund's Class B and Class C shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $153,337 and $11,825, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $395,090, $76,668 and $3,942, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, CONNECTICUT SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $68,039 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $36,406,121 and $34,247,900, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $27,925,508, consisting of $28,042,540 gross unrealized appreciation and $117,032 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, CONNECTICUT SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         064/623SA9810

                              SEMI-ANNUAL REPORT
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                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                              CONNECTICUT SERIES
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                               OCTOBER 31, 1998

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